Transactions with Related Parties (Details)	1 Months Ended		7 Months Ended	8 Months Ended		12 Months Ended
	Feb. 10, 2017 USD ($)	Feb. 08, 2017 USD ($) $ / shares shares	Jul. 31, 2016 USD ($) shares	Aug. 18, 2016 USD ($)	Aug. 18, 2016 EUR (€)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Mar. 09, 2018 shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of transactions between related parties [line items]
Number of common shares held by the controlling party | shares						18,579,317
Proportion of ownership interests held by the controlling party						58.70%	58.70%	43.40%
Consulting fees						$ 54,000		$ 28,000	$ 90,000
Borrowings						41,538,000		65,572,000
Interest expense						1,778,000		2,430,000	2,523,000
Proceeds from issuance of share capital						9,653,000		0	0
Repayments of debt						4,399,000		3,100,000	45,506,000
Consulting fee income						31,000		278,000	0
Proceeds from borrowings						280,000		5,950,000	39,505,000
Cyberonica S.A.
Disclosure of transactions between related parties [line items]
Monthly rental expense						$ 10,900	€ 10,360		16,000	€ 14,578
Rental annual increase rate above inflation						2.00%	2.00%
Rental expense						$ 140,000		138,000	195,000
Unpaid rent expense						471,000		313,000
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Directors' remuneration expense									60,000
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' remuneration expense						145,000		130,000	185,000
Accrued compensation to directors						126,000		393,000
Executive Director
Disclosure of transactions between related parties [line items]
Accrued compensation to directors						239,000		152,000
Affiliated Company of Company's CEO
Disclosure of transactions between related parties [line items]
Consulting fees				$ 240,000	€ 200,000	229,000		97,000
Firment Trading Limited
Disclosure of transactions between related parties [line items]
Credit Facility, Maximum borrowing capacity									20,000,000			$ 8,000,000	$ 4,000,000
Credit Facility, Drawn down amounts multiples									$ 100,000
Borrowings		$ 18,524,000						17,435,000
Interest expense						$ 0		$ 608,000
Credit Facility, Decrease, Forgiveness		$ 16,885,000
Shares issued during period | shares		16,885,000
Number of shares called by warrants | shares		6,230,580
Warrants exercise price | $ / shares		$ 1.60
Repayments of debt	$ 1,639,000
Maturity date						April 12, 2017	April 12, 2017
Interest rate								5.00%
Silaner Investments Limited
Disclosure of transactions between related parties [line items]
Credit Facility, Maximum borrowing capacity								$ 3,000,000
Credit Facility, Drawn down amounts multiples								100,000
Borrowings						$ 0		3,115,000
Interest expense						3,000		$ 74,000
Credit Facility, Decrease, Forgiveness		$ 3,115,000
Shares issued during period | shares		3,115,000
Number of shares called by warrants | shares		1,149,437
Warrants exercise price | $ / shares		$ 1.60
Repayments of debt	$ 74,000					$ 280,000
Maturity date						January 12, 2018	January 12, 2018
Interest rate								5.00%
Proceeds from borrowings						$ 280,000
Eolos Shipmanagement S.A.
Disclosure of transactions between related parties [line items]
Daily consulting fee income								$ 1,000
Consulting fee income						$ 31,000		$ 187,000
February 2017 Private Placement
Disclosure of transactions between related parties [line items]
Proceeds from issuance of share capital		$ 5,000,000
Shares issued during period | shares		5,000,000
Par value per share | $ / shares		$ 0.004
Number of shares called by warrants | shares		25,000,000				30,898,209					30,523,209
Warrants exercise price | $ / shares		$ 1.6
Series A Preferred Shares
Disclosure of transactions between related parties [line items]
Number of shares redeemed | shares								2,567
Value of shares redeemed								$ 2,000
Number of shares outstanding | shares						0		0
Series A Preferred Shares | Chief Executive Officer
Disclosure of transactions between related parties [line items]
Number of shares redeemed | shares			2,567
Value of shares redeemed			$ 242,000